Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income before noncontrolling interests	$ 12,882	$ 23,238	$ 3,662
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses	1,534	(4,155)	14,129
Changes in fair value of MSRs and LHFS carried at fair value	(1,326)	(1,188)	4,321
Depreciation, amortization and accretion	6,832	7,890	8,219
Deferred income tax expense (benefit)	1,075	(1,292)	(3,289)
Other, net	(14,524)	(12,194)	7,024
Originations and purchases of loans held for sale	(74,910)	(158,923)	(181,961)
Proceeds from sales of and paydowns on loans originally classified as held for sale	65,418	101,293	122,592
Net change in:
Debt and equity securities, held for trading	31,579	19,334	43,214
Derivative assets and liabilities	7,856	(2,472)	(5,492)
Other assets	(9,137)	15,477	(12,304)
Other accrued expenses and liabilities	(231)	1,467	1,936
Net cash provided (used) by operating activities	27,048	(11,525)	2,051
Net change in:
Federal funds sold and securities purchased under resale agreements	(704)	(551)	36,468
Available-for-sale debt securities:
Proceeds from sales	16,895	17,958	48,638
Paydowns and maturities	19,791	75,701	78,174
Purchases	(40,104)	(110,431)	(91,545)
Held-to-maturity debt securities:
Paydowns and maturities	27,666	79,517	36,641
Purchases	(2,360)	(71,245)	(46,755)
Equity securities, not held for trading:
Proceeds from sales and capital returns	4,326	4,933	12,187
Purchases	(6,984)	(7,680)	(8,677)
Loans:
Loans originated by banking subsidiaries, net of principal collected	(74,861)	(28,809)	53,718
Proceeds from sales of loans originally classified as held for investment	12,446	31,847	9,359
Purchases of loans	(741)	(389)	(1,313)
Principal collected on nonbank entities’ loans	5,173	8,985	7,927
Loans originated by nonbank entities	(3,824)	(11,237)	(13,052)
Other, net	805	3,782	784
Net cash provided (used) by investing activities	(42,476)	(7,619)	122,554
Net change in:
Deposits	(98,494)	78,582	81,755
Short-term borrowings	16,564	(24,590)	(45,513)
Long-term debt:
Proceeds from issuance	53,737	1,275	38,136
Repayment	(19,587)	(47,134)	(65,347)
Preferred stock:
Proceeds from issuance	0	5,756	3,116
Redeemed	0	(6,675)	(3,602)
Cash dividends paid	(1,115)	(1,205)	(1,290)
Common stock:
Repurchased	(6,033)	(14,464)	(3,415)
Cash dividends paid	(4,178)	(2,422)	(4,852)
Other, net	(539)	(361)	(231)
Net cash used by financing activities	(59,645)	(11,238)	(1,243)
Net change in cash, cash equivalents, and restricted cash	(75,073)	(30,382)	123,362
Cash, cash equivalents, and restricted cash at beginning of period	234,230	264,612	141,250
Cash, cash equivalents, and restricted cash at end of period	159,157	234,230	264,612
Supplemental cash flow disclosures:
Cash paid for interest	8,289	4,384	8,414
Cash paid for income taxes, net	$ 3,376	$ 3,166	$ 1,175